UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH

Nuveen Global High Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.6% (98.0% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2%

20,000	Anadarko Petroleum Corporation	7.500%		N/R	$681,600
	Total Convertible Preferred Securities (cost $1,000,000)				681,600

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.7% (1.9% of Total Investments)

	Banks – 1.3%

110,000	Citigroup Inc.	6.875%		BB+	$3,009,600
20,000	Regions Financial Corporation	6.375%		BB	519,000
37,718	Zions Bancorporation	6.300%		BB–	971,239
	Total Banks				4,499,839

	Consumer Finance – 0.7%

99,665	Discover Financial Services	6.500%		BB–	2,656,072

	Food Products – 0.4%

50,000	CHS Inc.	7.100%		N/R	1,384,500

	Real Estate Investment Trust – 0.3%

23,000	Northstar Realty Finance Corporation	8.750%		N/R	519,570
24,000	Summit Hotel Properties Inc.	7.125%		N/R	621,840
	Total Real Estate Investment Trust				1,141,410
	Total $25 Par (or similar) Retail Preferred (cost $9,455,492)				9,681,821

Principal Amount (000)(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 122.8% (86.8% of Total Investments)

	Aerospace & Defense – 1.9%

$2,050	Bombardier Inc., 144A	7.500%	3/15/18	B	$2,019,250
1,421	Bombardier Inc., 144A	6.000%	10/15/22	B	1,059,924
2,000	StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	1,910,000
2,000	Triumph Group Inc.	4.875%	4/01/21	Ba3	1,814,800
	Total Aerospace & Defense				6,803,974

	Air Freight & Logistics – 0.6%

2,075	XPO Logistics, Inc., 144A	6.500%	6/15/22	B2	2,015,344

	Airlines – 1.2%
3,500	Air Canada, 144A	7.750%	4/15/21	B	3,447,500
2,000	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	885,000
	Total Airlines				4,332,500

	Auto Components – 1.9%

2,000	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB–	2,025,000
2,000	MPG Holdco I Inc.	7.375%	10/15/22	B+	1,980,000
1,100	Tenneco Inc.	5.375%	12/15/24	BB+	1,130,250
2,050	Tupy S/A, 144A	6.625%	7/17/24	BB	1,906,500
	Total Auto Components				7,041,750

Nuveen Investments	1

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Banks – 3.7%

$2,000		Bank of America Corporation	6.300%	3/10/66	BB+	$2,064,800
2,500		CIT Group Inc.	5.000%	8/01/23	BB+	2,512,500
2,000		Credit Agricole, S.A, 144A	6.625%	12/23/64	BB+	1,879,520
1,320		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	1,449,360
2,750		Popular Inc.	7.000%	7/01/19	BB–	2,674,375
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,561,348
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A	400,648
		Total Banks				13,542,551

		Beverages – 0.3%

1,000		Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	960,000

		Building Products – 1.6%

1,500		Builders FirstSource, Inc., 144A	7.625%	6/01/21	B+	1,558,110
3,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	2,210,000
2,000		NCI Building Systems, Inc., 144A	8.250%	1/15/23	BB–	2,105,000
		Total Building Products				5,873,110

		Capital Markets – 0.5%

2,250		KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	1,954,688

		Chemicals – 3.2%

3,000		Chemours Co, 144A	7.000%	5/15/25	BB–	2,403,750
750		Hexion Inc.	6.625%	4/15/20	B3	622,500
2,500		Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	2,542,175
1,000		Ineos Group Holdings SA, 144A	5.875%	2/15/19	B–	1,007,500
2,000		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	1,875,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	831,840
750		Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	725,625
2,000		Tronox Finance LLC	6.375%	8/15/20	B+	1,540,000
		Total Chemicals				11,548,390

		Commercial Services & Supplies – 4.4%

2,500		ABX Group Inc.	6.375%	12/01/19	Ba3	2,507,500
2,477		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	2,526,292
500		AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BBB–	512,500
1,048		Casella Waste Systems Inc.	7.750%	2/15/19	B	1,063,065
2,000		Clean Harbors Inc., 144A	5.125%	6/01/21	BB+	2,022,500
2,770		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,686,900
3,000		GFL Environmental Corporation, 144A	7.875%	4/01/20	B	2,977,500
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	1,282,500
1,090	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	Ca	359,794
		Total Commercial Services & Supplies				15,938,551

		Construction & Engineering – 1.3%

1,500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	525,000
2,000		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,720,000
1,100		Shea Homes LP, 144A	6.125%	4/01/25	B+	1,078,000
15,000	NOK	VV Holding AS, 144A	6.360%	7/10/19	N/R	1,595,831
		Total Construction & Engineering				4,918,831

		Construction Materials – 2.4%

4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	3,708,000
425		Norbord Inc., 144A	5.375%	12/01/20	Ba2	424,469
2,500		Norbord Inc., 144A	6.250%	4/15/23	Ba2	2,462,500
2,025		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,083,219
		Total Construction Materials				8,678,188

2	Nuveen Investments

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Consumer Finance – 2.7%

$2,500		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	$2,175,000
2,000		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,920,000
2,250		Credit Acceptance Corporation, 144A	7.375%	3/15/23	BB	2,143,125
2,500		Enova International, Inc.	9.750%	6/01/21	B	1,775,000
2,000		First Data Corporation, 144A	7.000%	12/01/23	B	2,020,000
		Total Consumer Finance				10,033,125

		Containers & Packaging – 2.6%

2,000		Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	1,930,000
3,000		Cascades Inc., 144A	5.500%	7/15/22	Ba3	2,885,625
1,250		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	1,118,750
1,600		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,408,000
2,000		Reynolds Group	5.750%	10/15/20	B+	2,052,500
		Total Containers & Packaging				9,394,875

		Diversified Consumer Services – 1.1%

1,965		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC–	540,375
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	3,518,689
		Total Diversified Consumer Services				4,059,064

		Diversified Financial Services – 4.2%

1,500		BNP Paribas, 144A	7.625%	3/30/66	BBB–	1,507,500
500		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	217,500
1,550		Fly Leasing Limited	6.750%	12/15/20	BB	1,520,938
1,000		Fly Leasing Limited	6.375%	10/15/21	BB	947,500
2,000		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,020,000
1,500	EUR	Lincoln Finance LTD, 144A	6.875%	4/15/21	BB+	1,770,857
3,215		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	3,078,363
2,000		NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,800,000
2,540		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,489,200
		Total Diversified Financial Services				15,351,858

		Diversified Telecommunication Services – 4.3%

1,750		CenturyLink Inc.	7.650%	3/15/42	BB+	1,443,750
900		CyrusOne LP Finance	6.375%	11/15/22	B+	933,750
2,500		Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	2,609,375
2,000		IntelSat Jackson Holdings	7.250%	4/01/19	CCC	1,475,000
2,150		Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	2,166,125
1,500		Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,605,000
1,500		Neptune Finco Corporation, 144A	10.875%	10/15/25	B2	1,638,750
2,000		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	2,040,000
2,200		Windstream Corporation	6.375%	8/01/23	BB–	1,611,500
		Total Diversified Telecommunication Services				15,523,250

		Electric Utilities – 1.2%

3,235		Intergen NV, 144A	7.000%	6/30/23	B+	2,207,887
2,500		RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	2,168,750
		Total Electric Utilities				4,376,637

		Electronic Equipment, Instruments & Components – 0.4%

1,363		Anixter Inc.	5.125%	10/01/21	BB+	1,369,815

		Energy Equipment & Services – 0.8%

1,500		Calfrac Holdings LP, 144A	7.500%	12/01/20	B	695,625
750		McDermott International Inc., 144A	8.000%	5/01/21	BB–	586,875
1,000		Murray Energy Corporation, 144A	11.250%	4/15/21	C	132,500
2,250		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B	826,875
2,000		Seventy Seven Energy Inc., (4)	6.625%	11/15/19	CCC–	500,000

Nuveen Investments	3

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Energy Equipment & Services (continued)

$1,000		Seventy Seven Energy Inc., (4)	6.500%	7/15/22	C	$45,000
		Total Energy Equipment & Services				2,786,875

		Food & Staples Retailing – 1.3%

3,500		Supervalu Inc.	7.750%	11/15/22	B	2,966,250
2,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B	1,850,000
		Total Food & Staples Retailing				4,816,250

		Food Products – 3.2%

2,000		Bumble Bee Holdings Inc., 144A	9.000%	12/15/17	B	2,005,000
3,000		Dole Food Company, 144A	7.250%	5/01/19	B3	2,985,000
1,700		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,785,000
4,000		Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	4,019,998
1,500		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	922,500
		Total Food Products				11,717,498

		Gas Utilities – 1.6%

2,000		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,050,000
2,825		Ferrellgas LP	6.750%	1/15/22	B+	2,507,188
1,435		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,334,550
		Total Gas Utilities				5,891,738

		Health Care Equipment & Supplies – 2.1%

3,500	EUR	Ephios Holdco II PLC, 144A	8.250%	7/01/23	B–	3,984,244
2,000		Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,051,820
2,220		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,789,875
		Total Health Care Equipment & Supplies				7,825,939

		Health Care Providers & Services – 4.1%

2,535		Community Health Systems, Inc.	6.875%	2/01/22	B+	2,287,838
2,000		Davita Inc.	5.000%	5/01/25	B+	1,980,000
3,000		HCA Inc.	5.250%	6/15/26	BBB–	3,075,000
2,640		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,603,700
3,150		Kindred Healthcare Inc.	8.750%	1/15/23	B2	3,008,250
2,151		Select Medical Corporation	6.375%	6/01/21	B–	2,032,695
		Total Health Care Providers & Services				14,987,483

		Hotels, Restaurants & Leisure – 3.9%

2,000		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	2,080,000
1,500		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,473,750
2,000		International Game Technology PLC, 144A	6.500%	2/15/25	BB+	1,985,000
3,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	3,356,250
2,000		Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	2,040,000
3,350		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	3,157,375
		Total Hotels, Restaurants & Leisure				14,092,375

		Household Durables – 3.8%

3,500		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	3,342,500
2,720		CalAtlantic Group Inc.	5.875%	11/15/24	BB	2,862,800
2,500		KB Home	7.625%	5/15/23	B+	2,481,250
2,500		Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	2,456,250
2,500		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	2,606,250
		Total Household Durables				13,749,050

		Independent Power & Renewable Electricity Producers – 1.1%

2,000		Dynegy Inc.	6.750%	11/01/19	B+	1,990,000
2,690		GenOn Energy Inc.	9.500%	10/15/18	B–	1,963,700
		Total Independent Power & Renewable Electricity Producers				3,953,700

4	Nuveen Investments

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Industrial Conglomerates – 1.0%

$800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	$840,000
2,250		Stena AB, 144A	7.000%	2/01/24	BB	1,864,688
1,250		Techniplas, LLC, 144A	10.000%	5/01/20	B	893,750
		Total Industrial Conglomerates				3,598,438

		Insurance – 0.5%

2,355		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,725,038

		Internet Software & Services – 1.1%

3,000		Earthlink Inc.	7.375%	6/01/20	Ba3	3,105,000
1,000		Equinix Inc.	5.750%	1/01/25	BB	1,052,500
		Total Internet Software & Services				4,157,500

		IT Services – 0.6%

2,100		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	2,096,052

		Machinery – 1.5%

800		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	788,000
2,250		Terex Corporation	6.000%	5/15/21	BB	2,176,875
3,500		Vander Intermediate Holding II Corp., 144A	9.750%	2/01/19	CCC+	2,590,000
		Total Machinery				5,554,875

		Marine – 1.4%

2,900		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,262,000
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	1,325,000
2,250		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	1,451,250
		Total Marine				5,038,250

		Media – 12.8%

3,500		Altice S.A, 144A	7.750%	5/15/22	B	3,444,280
3,000		CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	3,112,500
1,825		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,701,813
3,000		Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	2,100,000
2,250		Dish DBS Corporation	5.875%	11/15/24	BB–	2,061,563
2,140		Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	2,247,000
2,000		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,967,500
1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	1,030,000
2,400		Numericable Group SA, 144A	4.875%	5/15/19	B+	2,388,000
1,700		Numericable Group SA, 144A	6.000%	5/15/22	B+	1,657,500
2,500		Post Holdings Inc., 144A	7.750%	3/15/24	B	2,743,750
3,000		Quebecor Media Inc.	5.750%	1/15/23	B+	3,090,000
2,750		Radio One Inc., 144A	7.375%	10/15/22	B	2,475,000
2,000		Sinclair Television Group	6.375%	11/01/21	B+	2,110,000
2,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	2,035,000
1,500		SiTV Inc., 144A	10.375%	7/01/19	B–	1,155,000
1,310		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,363,219
3,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,700,504
4,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	3,921,200
3,303		WMG Acquisition Group, 144A	6.000%	1/15/21	B1	3,377,318
		Total Media				46,681,147

		Metals & Mining – 8.4%

2,000		AK Steel Corporation	7.625%	10/01/21	CCC+	1,140,000
2,000		Alcoa Inc.	5.720%	2/23/19	BBB–	2,080,000
2,000		Aleris International Inc., 144A, (WI/DD)	9.500%	4/01/21	B	2,038,750
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,409,715
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,505,000
2,000		ArcelorMittal	6.125%	6/01/25	BB+	1,850,000
1,952		Barrick Gold Corporation	6.950%	4/01/19	BBB–	2,132,334
750		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	555,000

Nuveen Investments	5

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Metals & Mining (continued)

$2,000		Cliffs Natural Resources Inc.	5.900%	3/15/20	CC	$580,000
1,000		Constellium N.V, 144A	8.000%	1/15/23	CCC+	828,750
2,500		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	2,281,250
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	2,010,000
2,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,800,000
2,500		Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,403,125
1,250		Novellis Inc.	8.750%	12/15/20	B	1,261,625
2,000		Teck Resources Limited	4.750%	1/15/22	B+	1,380,000
185		Teck Resources Limited	3.750%	2/01/23	B+	121,985
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB	1,939,791
2,000		Vedanta Resources PLC, 144A	6.000%	1/31/19	B	1,352,500
2,000		Westmoreland Coal Co, 144A	8.750%	1/01/22	B–	1,165,000
		Total Metals & Mining				30,834,825

		Multiline Retail – 0.7%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	CCC	427,500
2,050		J.C. Penney Company Inc.	8.125%	10/01/19	B	2,106,375
		Total Multiline Retail				2,533,875

		Oil, Gas & Consumable Fuels – 11.2%

1,500		Anadarko Petroleum Corporation	6.600%	3/15/46	BBB	1,531,737
1,700	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	929,355
2,250		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	CCC+	1,130,625
1,745		Bonanza Creek Energy Inc.	5.750%	2/01/23	CC	462,425
1,000		Breitburn Energy Partners LP	7.875%	4/15/22	CCC	100,000
1,232		California Resources Corporation, 144A	8.000%	12/15/22	B	474,320
460		California Resources Corporation	6.000%	11/15/24	CCC+	103,500
3,000		Calumet Specialty Products	6.500%	4/15/21	B	2,130,000
760		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	372,400
1,467		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	1,100,250
1,715		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,367,713
1,400		EnQuest PLC, 144A	7.000%	4/15/22	CCC+	623,000
1,000		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC	250,000
1,500		Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	756,562
970		Gibson Energy, 144A	6.750%	7/15/21	BB	892,400
1,675		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,247,875
1,750		Halcon Resources Corporation, 144A	8.625%	2/01/20	B3	1,242,500
2,000		Kazmunaygas National, 144A	6.375%	4/09/21	BBB	2,055,240
65		Key Energy Services Inc.	6.750%	3/01/21	CCC+	12,188
2,000		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,735,000
1,500		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	885,000
1,250		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC+	790,625
500		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC+	300,000
665		Northern Tier Energy LLC	7.125%	11/15/20	BB–	651,700
1,500		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,110,000
2,395		Penn Virginia Corporation, (4)	8.500%	5/01/20	CC	299,375
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	4,063,134
2,000		Petrobras Global Finance BV	3.000%	1/15/19	BB+	1,714,000
4,000		Petrobras International Finance Company	5.375%	1/27/21	BB+	3,283,800
2,800		Reliance Industries Limited, 144A	5.875%	8/05/63	BBB+	2,772,000
1,500		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	1,008,750
1,250		Seadrill Limited, 144A	6.625%	9/15/20	N/R	393,750
1,995		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,566,075
3,550		Transocean Inc.	6.800%	3/15/38	BB+	1,775,000
1,950		Vanguard Natural Resources Finance	7.875%	4/01/20	CC	277,875
1,836		Western Refining Inc.	6.250%	4/01/21	B+	1,615,680
		Total Oil, Gas & Consumable Fuels				41,023,854

		Paper & Forest Products – 3.6%

3,220		Domtar Corporation	6.750%	2/15/44	BBB–	3,276,988
3,300		Louisiana Pacific Corporation	7.500%	6/01/20	BB–	3,427,875
2,000		Mercer International Inc.	7.750%	12/01/22	B+	1,992,500

6	Nuveen Investments

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Paper & Forest Products (continued)

$3,000		Millar Western Forest Products Ltd	8.500%	4/01/21	B–	$1,260,000
2,500		Resolute Forest Products	5.875%	5/15/23	BB–	1,687,500
2,000		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,380,000
		Total Paper & Forest Products				13,024,863

		Personal Products – 0.6%

2,050		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	2,157,625

		Pharmaceuticals – 0.8%

1,505		Endo Finance LLC, 144A	5.750%	1/15/22	B1	1,422,225
1,730		VP Escrow Corporation, 144A	6.375%	10/15/20	B–	1,435,900
		Total Pharmaceuticals				2,858,125

		Real Estate Investment Trust – 1.3%

2,350		iStar Inc.	7.125%	2/15/18	B+	2,379,375
2,000		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	1,930,000
475		Vereit Operating Partner	4.600%	2/06/24	BB+	472,625
		Total Real Estate Investment Trust				4,782,000

		Real Estate Management & Development – 1.8%

2,245		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,059,788
2,250		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	2,199,375
2,585		Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	2,326,500
		Total Real Estate Management & Development				6,585,663

		Road & Rail – 1.6%

2,000		Avis Budget Car Rental, 144A	5.125%	6/01/22	B+	1,897,500
3,000		Hertz Corporation	7.375%	1/15/21	B	3,060,000
1,000		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	975,000
		Total Road & Rail				5,932,500

		Semiconductors & Semiconductor Equipment – 0.2%

1,200		Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	786,000

		Software – 0.8%

3,110		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	2,931,175

		Specialty Retail – 1.2%

2,000		Guitar Center Inc., 144A	6.500%	4/15/19	B–	1,800,000
1,750		L Brands, Inc.	6.875%	11/01/35	BB+	1,899,100
1,000		The Men’s Warehouse Inc.	7.000%	7/01/22	B2	847,500
		Total Specialty Retail				4,546,600

		Technology Hardware, Storage & Peripherals – 1.0%

1,690		NCR Corporation	6.375%	12/15/23	BB	1,740,700
2,000		Western Digital Corporation, 144A, (WI/DD)	10.500%	4/01/24	BB+	2,001,250
		Total Technology Hardware, Storage & Peripherals				3,741,950

		Trading Companies & Distributors – 0.9%

1,500		Avation Capital SA, 144A	7.500%	5/27/20	B+	1,365,000
2,000		HD Supply Inc., 144A (WI/DD)	5.750%	4/15/24	B	2,055,000
		Total Trading Companies & Distributors				3,420,000

		Transportation Infrastructure – 0.5%

2,000	EUR	CMA CGM SA, 144A	7.750%	1/15/21	B3	1,865,942

		Wireless Telecommunication Services – 7.9%

17,000	SEK	AINMT Scandinavia Holdings AB, Reg S	9.750%	3/19/19	N/R	2,188,956

Nuveen Investments	7

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Wireless Telecommunication Services (continued)

$2,800		Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB	$2,541,280
3,000		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	2,550,000
3,800		Digicel Limited, 144A	6.000%	4/15/21	B1	3,401,000
3,000		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,842,500
2,500		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	2,354,688
2,500		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	2,525,000
2,000		Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,000,000
2,500		Sprint Corporation	7.250%	9/15/21	B+	1,909,375
4,000		T-Mobile USA Inc.	6.731%	4/28/22	BB	4,179,198
2,500		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,362,500
		Total Wireless Telecommunication Services				28,854,497
		Total Corporate Bonds (cost $506,222,179)				448,268,203

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONVERTIBLE BONDS – 0.4% (0.2% of Total Investments)

		Independent Power & Renewable Electricity Producers – 0.4%

$1,500		NRG Yield Inc., 144A	3.250%	6/01/20	N/R	$1,302,187
$1,500		Total Convertible Bonds (cost $1,346,285)				1,302,187

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.0% (7.1% of Total Investments)

		Banks – 5.8%

$4,640		Barclays PLC	8.250%	N/A (5)	BB+	$4,630,579
1,385		Citigroup Inc.	5.875%	N/A (5)	BB+	1,338,257
1,000		Credit Agricole SA, 144A	8.125%	N/A (5)	BB+	997,580
2,000		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,320,000
500		HSBC Holdings PLC	6.375%	N/A (5)	BBB	464,376
2,500		Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	Ba3	2,296,875
3,705		Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	3,667,580
475		Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	452,438
1,000		Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	930,000
2,700		Societe Generale, 144A	7.875%	N/A (5)	BB+	2,517,666
1,800		UniCredit SpA, Reg S	8.000%	N/A (5)	BB–	1,485,000
		Total Banks				21,100,351

		Capital Markets – 1.2%

1,500		Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	1,475,250
3,000		Morgan Stanley	5.550%	N/A (5)	Ba1	2,957,250
		Total Capital Markets				4,432,500

		Energy Equipment & Services – 1.0%

3,500	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	3,778,128

		Food Products – 0.4%

1,500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,545,000

		Insurance – 1.6%

400		Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	277,000
2,000		La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,087,500
2,000		QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,078,000
2,000		XL Capital Ltd	6.500%	N/A (5)	BBB	1,385,000
		Total Insurance				5,827,500
		Total $1,000 Par (or similar) Institutional Preferred (cost $38,296,143)				36,683,479

8	Nuveen Investments

Principal Amount (000)(3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 1.6% (1.2% of Total Investments)

		Costa Rica – 0.1%

$400		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$361,000

		South Africa – 1.0%

39,000	ZAR	Republic of South Africa	8.250%	9/15/17	Baa2	2,649,419
12,800	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	946,391
		Total South Africa				3,595,810

		Sri Lanka – 0.5%

2,000		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	1,995,458
		Total Sovereign Debt (cost $7,885,453)				5,952,268

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.9% (0.7% of Total Investments)

$1,672		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.340%	4/25/47	Caa1	$1,861,954
67		Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	66,677
1,489		Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	1,457,380
$3,228		Total Asset-Backed and Mortgage-Backed Securities (cost $3,139,747)				3,386,011
		Total Long-Term Investments (cost $567,345,299)				505,955,569

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 2.9% (2.0% of Total Investments)

		REPURCHASE AGREEMENTS – 2.9% (2.0% of Total Investments)
$10,516		Repurchase Agreement with Fixed Income	0.030%	4/01/16		$10,516,352
		Clearing Corporation, dated 3/31/16, repurchase price $10,516,361, collateralized by $10,355,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $10,730,369
		Total Short-Term Investments (cost $10,516,352)				10,516,352
		Total Investments (cost $577,861,651) – 141.5%				516,471,921
		Borrowings – (41.2)% (6), (7)				(150,500,000)
		Other Assets Less Liabilities – (0.3)% (8)				(1,044,738)
		Net Assets – 100%				$364,927,183

Investments in Derivatives as of March 31, 2016

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Pound Sterling	2,463,000	U.S. Dollar	3,487,110	5/20/16	$(50,835)
Goldman Sachs Bank USA	Canadian Dollar	5,732,979	U.S. Dollar	4,291,313	5/27/16	(123,148)
Goldman Sachs Bank USA	Euro	10,612,000	U.S. Dollar	11,767,116	5/27/16	(327,456)
Goldman Sachs Bank USA	Norwegian Krone	12,940,000	U.S. Dollar	1,509,452	5/20/16	(53,994)
Goldman Sachs Bank USA	Swedish Krona	17,400,000	U.S. Dollar	2,095,393	5/20/16	(51,404)
Goldman Sachs Bank USA	U.S Dollar	629,190	Canadian Dollar	817,000	5/27/16	(91)
						$(606,928)

Nuveen Investments	9

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termi nation Date	Term ination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$22,469,000	Receive	1-Month USD -LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(628,214)	$(735,462)
JPMorgan Chase Bank N.A.	22,469,000	Receive	1-Month USD -LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(1,130,711)	(1,280,761)
	$44,938,000								$(1,758,925)	$(2,016,223)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(257)	6/16	$(31,139,164)	$(56,219)	$(629)
U.S. Treasury 10-Year Note	Short	(287)	6/16	(37,422,109)	(107,625)	163,241
				$(68,561,273)	$(163,844)	$162,612

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$681,600	$—	$—	$681,600
$25 Par (or similar) Retail Preferred	9,681,821	—	—	9,681,821
Corporate Bonds	—	448,268,203	—	448,268,203
Convertible Bonds	—	1,302,187	—	1,302,187
$1,000 Par (or similar) Institutional Preferred	—	36,683,479	—	36,683,479
Sovereign Debt	—	5,952,268	—	5,952,268
Asset-Backed and Mortgage-Backed Securities	—	3,386,011	—	3,386,011

Short-Term Investments:
Repurchase Agreements	—	10,516,352	—	10,516,352

Investments in Derivatives
Forward Foreign Currency Exchange Contracts*	—	(606,928)	—	(606,928)
Interest Rate Swaps*	—	(2,016,223)	—	(2,016,223)
Futures Contracts*	162,612	—	—	162,612
Total	$10,526,033	$503,485,349	$—	$514,011,382
*	Represents net unrealized appreciation (depreciation).

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $579,660,146.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,257,774
Depreciation	(67,445,999)
Net unrealized appreciation (depreciation) of investments	$(63,188,225)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Borrowings as a percentage of Total Investments is 29.1%.

(7)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

ZAR	South African Rand

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016